Net Loss Per Share Attributable to Common Stockholders - Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities		1,938,033	111,590
Convertible Preferred Stock [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities			82,375
Convertible Notes Payable [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities			15,510
Related Party Convertible Notes Payable at Fair Value [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities	[1]	27,134
Loans Payable - Held at Fair Value [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities	[2]	1,625,800
Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities		233,822
Options to Purchase Common Stock [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities		12,527	13,705
Earnout shares [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Antidilutive securities	[3]	38,750

[1]	Includes the assumed issuance of 15,903 shares of common stock for the conversion of the related party Tasly Convertible Notes at $144.00 per share and assumed issuance of 11,231 shares of common stock for the conversion of the related party convertible promissory notes at $166.50 per share.
[2]	Includes the assumed issuance of 1,625,800 shares of common stock at the conversion price of $4.85 per share for the Ascent PIPE Notes, taking 95% of the lowest closing share price in the 10 trading days preceding December 31, 2025.
[3]	These earnout shares exclude 12,916 shares allocated to Milestone III, as Milestone III expired as of December 31, 2025.